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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X]; Amendment Number: 1

         This Amendment (Check only one.):       [X] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael L. Gordon
Title:            Chief Operating Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Michael L. Gordon                             NEW YORK, NEW YORK                    AUGUST 22, 2006
---------------------------                 ---------------------------    ----------------------------------------
        [Signature]                                 [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F/A Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                         ------------------

Form 13F Information Table Entry Total:                                 116
                                                         ------------------

Form 13F Information Table Value Total:                          $1,213,984
                                                         ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ---------------------------        ------------------
         None.


                                                    Angelo, Gordon & Co., L.P.
                                                   Form 13F/A Information Table
                                                    Quarter ended June 30, 2006

                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                     FAIR MARKET SHARES OR
                                             CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED SHARED  OTHER
ISSUER                       TITLE OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED TECHNLGS I       CL A      004329108   $7,505  764,990   SH        SOLE                        764,990
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC  NOTE 2.500% 7/1 00763MAG3   $7,505 6,500,000 PRN        SOLE                       6,500,000
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED DIGITAL INFORMATION        COM      007525108  $28,837 2,450,000  SH        SOLE                       2,450,000
-----------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL CMTYS        COM      008273104   $3,862  359,250   SH        SOLE                        359,250
-----------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC         COM      015351109    $636    17,600   SH        SOLE                        17,600
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                        COM      01642T108    $946    50,000   SH        SOLE                        50,000
-----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                        COM      018490102   $1,716   16,000   SH        SOLE                        16,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN REPROGRAPHICS CO           COM      029263100  $18,237  503,100   SH        SOLE                       503,100
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP                CL A      029912201   $7,469  240,000   SH        SOLE                       240,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                     NOTE 4.500% 2/1 001765BB1    $673   500,000  PRN        SOLE                       500,000
-----------------------------------------------------------------------------------------------------------------------------------
ANDRX CORP DEL                  ANDRX GROUP  034553107  $30,843 1,330,000  SH        SOLE                      1,330,000
-----------------------------------------------------------------------------------------------------------------------------------
ANDRX CORP DEL                  ANDRX GROUP  034553107   $2,551  110,000   SH  PUT   SOLE                       110,000
-----------------------------------------------------------------------------------------------------------------------------------
BARR PHARMACEUTICALS INC            COM      068306109   $1,130   23,700   SH        SOLE                        23,700
-----------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC             COM      09063H107  $11,850  395,800   SH        SOLE                       395,800
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC               COM      101121101  $11,671  129,108   SH        SOLE                       129,108
-----------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP                    COM      103304101  $13,803  342,000   SH        SOLE                       342,000
-----------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP                    COM      103304101   $2,825   70,000   SH  CALL  SOLE                        70,000
-----------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC             COM      112463104   $5,096  113,900   SH        SOLE                       113,900
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH 112585104  $32,421  798,150   SH        SOLE                       798,150
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                     FAIR MARKET SHARES OR
                                             CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED SHARED  OTHER
ISSUER                       TITLE OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES CORP               COM      112723101  $29,305  889,383   SH        SOLE                       889,383
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                     COM      141705103   $1,411   28,300   SH        SOLE                        28,300
-----------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC         CL A      12497T101   $2,366   95,000   SH        SOLE                        95,000
-----------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                        COM      151020104   $1,613   34,000   SH        SOLE                        34,000
-----------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                        COM      151020104   $1,613   34,000   SH  PUT   SOLE                        34,000
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                        COM      151313103  $13,700  841,000   SH        SOLE                       841,000
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                        COM      156708109   $1,202   20,000   SH        SOLE                        20,000
-----------------------------------------------------------------------------------------------------------------------------------
CNX GAS CORP                        COM      12618H309   $7,500  250,000   SH        SOLE                       250,000
-----------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC                 COM      19238U107   $3,040  155,800   SH        SOLE                       155,800
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS INC NEW        COM      203668108    $930    25,300   SH        SOLE                        25,300
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                   PFD CV B 5.50% 208464867   $8,361  300,000   SH        SOLE                       300,000
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I        COM      210371100  $14,175  260,000   SH        SOLE                       260,000
-----------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW         COM NEW    22025Y407  $38,565  728,461   SH        SOLE                       728,461
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP              COM      228227104   $5,181  150,000   SH        SOLE                       150,000
-----------------------------------------------------------------------------------------------------------------------------------
CRYOLIFE INC                     PFD CV 6%   228903209    $950    20,000   SH        SOLE                        20,000
-----------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS INC  PFD CONV EX 6% 23254L207    $882   196,000   SH        SOLE                       196,000
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                          COM      23918K108   $1,446   29,100   SH        SOLE                        29,100
-----------------------------------------------------------------------------------------------------------------------------------
DEPOMED INC                         COM      249908104    $480    81,800   SH        SOLE                        81,800
-----------------------------------------------------------------------------------------------------------------------------------
DIGENE CORP                         COM      253752109   $1,557   40,200   SH        SOLE                        40,200
-----------------------------------------------------------------------------------------------------------------------------------
EXTRA SPACE STORAGE INC             COM      30225T102   $5,151  317,200   SH        SOLE                       317,200
-----------------------------------------------------------------------------------------------------------------------------------
FALCONBRIDGE LTD NEW 2005           COM      306104100  $42,310  800,000   SH        SOLE                       800,000
-----------------------------------------------------------------------------------------------------------------------------------
FIVE STAR QUALITY CARE INC          COM      33832D106   $8,788  793,900   SH        SOLE                       793,900
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                     FAIR MARKET SHARES OR
                                             CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED SHARED  OTHER
ISSUER                       TITLE OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD                     COM      367299104   $3,885 1,625,340  SH        SOLE                      1,625,340
-----------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                        COM NEW    37245X203  $26,803  998,232   SH        SOLE                       998,232
-----------------------------------------------------------------------------------------------------------------------------------
                                NOTE 1.250%
GENZYME CORP                       12/0      372917104   $1,038   17,000   SH        SOLE                        17,000
-----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC                 COM      375558103   $1,562   26,400   SH        SOLE                        26,400
-----------------------------------------------------------------------------------------------------------------------------------
GMH CMNTYS TR                       COM      36188G102   $3,299  250,300   SH        SOLE                       250,300
-----------------------------------------------------------------------------------------------------------------------------------
GTECH HLDGS CORP                    COM      400518106  $74,979 2,155,800  SH        SOLE                      2,155,800
-----------------------------------------------------------------------------------------------------------------------------------
HAEMONETICS CORP                    COM      405024100    $930    20,000   SH        SOLE                        20,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOC INC NEW          CL A      421933102    $986    50,000   SH        SOLE                        50,000
-----------------------------------------------------------------------------------------------------------------------------------
HESS CORP                     PFD CV ACES 7% 42809H206  $80,608  605,400   SH        SOLE                       605,400
-----------------------------------------------------------------------------------------------------------------------------------
HIGHWOODS PPTYS INC                 COM      431284108   $1,031   28,500   SH        SOLE                        28,500
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBANC CORP GA                    COM      43738R109   $3,891  490,100   SH        SOLE                       490,100
-----------------------------------------------------------------------------------------------------------------------------------
HOST HOTELS & RESORTS INC           COM      44107P104  $12,834  586,812   SH        SOLE                       586,812
-----------------------------------------------------------------------------------------------------------------------------------
                                NOTE 2.250%
HUMAN GENOME SCIENCES INC          10/1      444903AK4   $9,476 10,000,000 PRN       SOLE                     10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                       COM      447011107   $3,975  229,500   SH        SOLE                        229,500
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC              NOTE 1.375% 5/1 45245WAF6   $3,608 4,000,000  PRN       SOLE                      4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERMAGNETICS GEN CORP             COM      458771102   $7,393  274,001   SH        SOLE                        274,001
-----------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS INC    NOTE 4.500% 3/1 460690AT7  $14,797 15,000,000 PRN       SOLE                     15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS INC     PFD CONV SER A 460690308  $20,629  627,600   SH        SOLE                       627,600
-----------------------------------------------------------------------------------------------------------------------------------
INTRAWEST CORPORATION             COM NEW    460915200   $5,454  171,200   SH        SOLE                       171,200
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED INNOVATIONS IN        COM      46126P106  $12,704  450,000   SH        SOLE                       450,000
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                      COM      45031U101  $18,518  490,550   SH        SOLE                       490,550
-----------------------------------------------------------------------------------------------------------------------------------
ITURAN LOCATION AND CONTROL         SHS      M6158M104    $229    16,197   SH        SOLE                        16,197
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                     FAIR MARKET SHARES OR
                                             CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED SHARED  OTHER
ISSUER                       TITLE OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP                NOTE 11/1   46612JAB7   $8,249 9,000,000 PRN        SOLE                      9,000,000
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                     COM      492386107  $48,545  700,000   SH        SOLE                       700,000
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                        COM      49337W100  $12,375  306,300   SH        SOLE                       306,300
-----------------------------------------------------------------------------------------------------------------------------------
LASERSCOPE                          COM      518081104  $12,601  409,000   SH        SOLE                       409,000
----------------------------------------------------------------------------------------------------------------------------------
LONE STAR STEAKHOUSE SALOON         COM      542307103   $7,086  270,145   SH        SOLE                       270,145
-----------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW              CL A      571903202   $2,859   75,000   SH        SOLE                        75,000
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP                  COM      577914104  $17,813  281,900   SH        SOLE                       281,900
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP                  COM      577914104   $3,425   54,200   SH  CALL  SOLE                        54,200
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                       COM      58155Q103   $1,451   30,700   SH        SOLE                        30,700
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC          COM      58405U102   $1,489   26,000   SH        SOLE                        26,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL PPTYS TRUST INC             COM      58463J304   $4,560  413,000   SH        SOLE                       413,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDICINES CO                        COM      584688105   $1,114   57,000   SH        SOLE                        57,000
-----------------------------------------------------------------------------------------------------------------------------------
MENTOR CORP MINN                    COM      587188103   $1,392   32,000   SH        SOLE                        32,000
-----------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC                      COM      552880106   $1,161   54,000   SH        SOLE                        54,000
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW                     COM      60467R100   $7,861  293,320   SH        SOLE                       293,320
-----------------------------------------------------------------------------------------------------------------------------------
MITTAL STEEL CO N V           NY REG SH CL A 60684P101   $3,893  127,600   SH  PUT   SOLE                       127,600
-----------------------------------------------------------------------------------------------------------------------------------
MYLAN LABS INC                      COM      628530107   $1,180   59,010   SH        SOLE                        59,010
-----------------------------------------------------------------------------------------------------------------------------------
NEKTAR THERAPEUTICS                 COM      640268108    $889    48,500   SH        SOLE                        48,500
-----------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION NY        COM      659424105  $10,834  359,100   SH        SOLE                       359,100
-----------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN CORP                 COM NEW    668074305  $74,540 2,170,000  SH        SOLE                      2,170,000
-----------------------------------------------------------------------------------------------------------------------------------
NUVASIVE INC                        COM      670704105   $1,094   60,000   SH        SOLE                        60,000
-----------------------------------------------------------------------------------------------------------------------------------
                                DBCV 3.250%
OMNICARE INC                       12/1      681904AL2   $9,097 10,000,000 PRN       SOLE                      10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                        COM      681904108   $1,043   22,000   SH        SOLE                        22,000
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                     FAIR MARKET SHARES OR
                                             CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED SHARED  OTHER
ISSUER                       TITLE OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PANTRY INC                          COM      698657103  $23,967  416,520   SH        SOLE                       416,520
-----------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MED GROUP                 COM      705324101   $1,586   35,000   SH        SOLE                        35,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL PROD DEV INC         COM      717124101   $1,457   41,500   SH        SOLE                        41,500
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                        SH BEN INT   743410102   $9,934  190,591   SH        SOLE                       190,591
-----------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS INC          PSYS      74439H108   $1,433   50,000   SH        SOLE                        50,000
-----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC ENTERPRISE GROUP         COM      744573106  $47,507  718,500   SH        SOLE                       718,500
-----------------------------------------------------------------------------------------------------------------------------------
QUEST RESOURCE CORP               COM NEW    748349305   $6,775  500,000   SH        SOLE                       500,000
-----------------------------------------------------------------------------------------------------------------------------------
RSA SEC INC                         COM      749719100  $13,550  500,000   SH        SOLE                       500,000
-----------------------------------------------------------------------------------------------------------------------------------
SALTON INC                          COM      795757103   $2,187  922,601   SH        SOLE                       922,601
-----------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS CORP             COM      78388J106    $261    10,000   SH        SOLE                        10,000
-----------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                     NOTE 10/1   817315AW4   $8,600 8,387,000 PRN        SOLE                      8,387,000
-----------------------------------------------------------------------------------------------------------------------------------
SILVERLEAF RESORTS INC              COM      828395103   $3,690 1,000,000  SH        SOLE                      1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW            COM      828806109  $11,019  132,850   SH        SOLE                       132,850
-----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO INC   NOTE 3.500% 6/0 82966UAA1  $22,735 6,605,000 PRN        SOLE                      6,605,000
-----------------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP                     COM      848568309  $10,697  950,000   SH        SOLE                        950,000
-----------------------------------------------------------------------------------------------------------------------------------
                                DBCV 2.800%
ST JUDE MED INC                    12/1      790849AB9   $7,406 7,500,000 PRN        SOLE                      7,500,000
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS WRLD        COM      85590A401  $23,789  394,241   SH        SOLE                        394,241
-----------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC                 COM      857689103  $13,180  193,600   SH        SOLE                        193,600
-----------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC NEW         COM      867892101   $7,282  250,600   SH        SOLE                        250,600
-----------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CENTERS INC                 COM      876664103  $10,848  265,244   SH        SOLE                        265,244
-----------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL FIN LLC  DBCV 0.250% 2/0 88163VAE9   $7,062 7,500,000 PRN        SOLE                      7,500,000
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC                   COM      889478103   $9,048  353,862   SH        SOLE                        353,862
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                     FAIR MARKET SHARES OR
                                             CUSIP       VALUE   PRINCIPAL SH/ PUT/        SHARED SHARED  OTHER
ISSUER                       TITLE OF CLASS  NUMBER (IN THOUSANDS) AMOUNT PRN  CALL  SOLE  DEFINED OTHER MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC                   COM      889478103   $3,836  150,000   SH  CALL  SOLE                        150,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC              COM      91324P102    $493    11,000   SH        SOLE                         11,000
-----------------------------------------------------------------------------------------------------------------------------------
USA MOBLITLITY INC                  COM      90341G103   $9,172  552,500   SH        SOLE                        552,500
-----------------------------------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC                  COM      92220P105   $1,184   25,000   SH        SOLE                         25,000
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                 SH BEN INT   929042109  $10,838  111,100   SH        SOLE                        111,100
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                       COM      94973V107   $1,485   20,400   SH        SOLE                         20,400
-----------------------------------------------------------------------------------------------------------------------------------
WENDYS INTL INC                     COM      950590109  $13,698  235,000   SH        SOLE                        235,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN GAS RES INC                 COM      958259103   $5,985  100,000   SH        SOLE                        100,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                            $1,213,984
thousands)


